Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates and estimated useful lives

	%	Useful life (years)

Software systems (from classified date, see also section i. above)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

Schedule of basic and diluted loss per ordinary share

	Year Ended December 31,
	2018	2017	2016

Net loss (U.S. dollars in thousands)	$(10,189)	$(9,111)	$(8,053)

Weighted-average ordinary shares outstanding - basic and diluted	2,956,908	2,459,088	2,459,088

Loss per ordinary basic and diluted (U.S. dollars)	$(3.45)	$(3.71)	$(3.27)